Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

14. CONTRACT LIABILITIES

Contract liabilities primarily represent advance payments received from customers for membership services, value-added services, and other services for which revenue has not yet been recognized. These balances are recognized as revenue when the Group satisfies the related performance obligations, in accordance with the revenue recognition policy described in Note 2.

	As of December 31,
	2024	2025
	RMB	RMB	USD

Contract liabilities, current
Membership fee	55,708	50,676	7,247
Value-add service fee	14,509	9,642	1,379
Government project	3,757	3,160	452
Tian Bi	13,247	10,460	1,496
Others	882	1,780	254
Total contract liabilities, current	88,103	75,718	10,828

Contract liabilities, non-current
Membership fee	11,430	12,473	1,784
Value-add service fee	793	631	90
Total contract liabilities, non-current	12,223	13,104	1,874

Membership fee represents advance payments for subscription-based platform services, which are recognized as revenue over the subscription period as the customer simultaneously receives and consumes the benefits of the services.

Revenue is recognized either over time or at a point in time depending on the nature of the underlying services, as described in Note 2.

Value-added service fee represents advance payments for advertising, certification, and communication services. Revenue is recognized either over time or at a point in time depending on the nature of the service.

Government project represents advance payments related to government-sponsored service arrangements. Revenue is recognized upon completion of the agreed services and acceptance by the customer, or over time if the performance obligations are satisfied continuously.

Tian Bi represents a virtual currency purchased by members through prepayment, which can be used to acquire value-added services on the platform. Revenue is recognized when the virtual currency is consumed by customers or when the likelihood of redemption becomes remote, based on historical usage patterns.

Others represent other immaterial advance payments.

The decrease in contract liabilities during the year was primarily attributable to the recognition of revenue from prior period advance payments as performance obligations were satisfied, partially offset by new customer prepayments.

Management applies judgment in estimating the timing of revenue recognition and assessing whether any portion of contract liabilities is subject to breakage.

The Group acts as a principal in these arrangements and recognizes revenue on a gross basis.

The decrease in contract liabilities during the year was primarily attributable to the recognition of revenue from prior period advance payments as performance obligations were satisfied, partially offset by new customer prepayments.

Management applies judgment in estimating the timing of revenue recognition and assessing whether any portion of contract liabilities is subject to breakage.